PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

9. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Land	-	500,000	500,000
Leasehold improvements	2,194,128	2,057,964	2,027,182
Furniture and fixtures	367,024	361,580	361,580
Computer equipment	6,659	6,659	6,659
Machinery and equipment	2,309,689	2,419,927	2,399,226
	4,877,500	5,346,130	5,294,647
Less: Accumulated depreciation	(2,211,900)	(1,955,197)	(1,861,553)
	2,665,600	3,390,933	3,433,094

In June 2024, as part of the acquisition of the new dispensary store (Note 4), the Company acquired furniture and fixtures as well as leasehold improvements with a fair value of $86,353 and estimated useful life of 5 years.

Total depreciation of property and equipment for the year ended March 31, 2025 was $585,120 (two months ended March 31, 2024 - $93,644 and year ended January 31, 2024 - $559,712). During the year ended March 31, 2025 - $477,591 (two months ended March 31, 2024 - $81,301 and year ended January 31, 2024 - $474,172) of the total depreciation was allocated to inventory.

During the year ended March 31, 2025, the Company disposed of equipment with total cost of $375,363 and accumulated depreciation of $328,417, receiving $6,278 in cash and land with total cost of $500,000 for cash of $360,951 and incurred transfer fees of $24,025. As a result, during the year ended March 31, 2025, the Company recorded a loss on disposal of assets of $155,692 (two months ended March 31, 2024 - $nil and year ended January 31, 2024 - $11,655).

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases and consist of land and buildings used in the cultivation, processing, and warehousing of its products. During the year ended March 31, 2025, the Company recognized additional right-of-use assets of $1,221,143, related to the lease of the new dispensary store in South Reno, Nevada (Note 14).